RETENTION RECEIVABLES- NON-CURRENT (Tables)	12 Months Ended
Mar. 31, 2024
Retention Receivables- Non-current
SCHEDULE OF RETENTION RECEIVABLES NON CURRENT

	As of March 31,
	2023	2024
	USD	USD
Beginning balance	-	41,557
Additions from condition rights to consideration	41,557	405,094
Less: allowance for credit loss	(2,379)	(14,022)
Ending balance	39,178	432,629